================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                              (File No. 333-91317)

                         Pre-Effective Amendment No. ___                    |_|
                        Post-Effective Amendment No. _4_                    |X|
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                              (File No. 811-09699)

                                Amendment No. _5_                           |X|
                        (Check appropriate box or boxes.)

                           AMERICAN EAGLE FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
               (Address of Principal Executive Offices) (Zip Code)

                                 (952) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
                     (Name and Address of Agent for Service)

                                                    COPIES TO:
        James E. Nicholson                      Matthew L. Thompson                  P. Graham van der Leeuw
        Faegre & Benson LLP                     Faegre & Benson LLP                    Faegre & Benson LLP
90 South Seventh Street, Suite 2200     90 South Seventh Street, Suite 2200    90 South Seventh Street, Suite 2200
   Minneapolis, Minnesota 55402            Minneapolis, Minnesota 55402           Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):
         |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
         |X|      On May 1, 2002 pursuant to paragraph (b) of Rule 485
         |_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485
         |_|      On [date] pursuant to paragraph (a)(1) of Rule 485
         |_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         |_|      on [date] pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                           AMERICAN EAGLE FUNDS, INC.

                      POST-EFFECTIVE AMENDMENT NO. 4 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A

                   EXPLANATORY NOTE TO REGISTRATION STATEMENT

         American Eagle Funds, Inc. (the "Registrant") currently is authorized to issue its shares in three series, as follows:

                  Series A - American Eagle Capital Appreciation Fund ("Capital Appreciation Fund");

                  Series B - American Eagle Twenty Fund ("Twenty Fund"); and

                  Series C - American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund").

         Part A consists of one prospectus for Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund.

         Part B consists of one Statement of Additional Information ("SAI") for Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund.

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART A


                                   PROSPECTUS

                                     [LOGO]



                 SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)





                   AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND
                      AMERICAN EAGLE LARGE-CAP GROWTH FUND




                                   PROSPECTUS


                                   MAY 1, 2002









     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The American Eagle Capital Appreciation Fund (Capital Appreciation Fund), American Eagle Twenty Fund (Twenty Fund) and American Eagle Large-Cap Growth Fund (Large-Cap Growth Fund) are professionally managed mutual funds. An investor in any Fund becomes a shareholder of that Fund.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.



                               RISK/RETURN SUMMARY


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
     Each Fund's investment objective is capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competition, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

   * CAPITAL APPRECIATION FUND maintains a core portfolio of 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   * TWENTY FUND maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

   * LARGE-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These include companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $13 billion and range from approximately $1.4 billion up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. SOME OF THE MORE IMPORTANT RISKS OF EACH FUND, AND A BRIEF DESCRIPTION OF THESE RISKS, ARE PROVIDED BELOW.


       CAPITAL APPRECIATION FUND AND TWENTY FUND

       * General investment risk

       * Risk of owning equity securities

       * Risk of owning stocks of smaller and medium-sized companies

       * Risk of being a "non-diversified" fund

       * Risk of employing "leverage"

       * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income

       * Risk of selling securities short


       LARGE-CAP GROWTH FUND

       * General investment risk

       * Risk of owning equity securities

       * Risk of being a "non-diversified" fund

       * Risk of employing "leverage"

       * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income

       * Risk of selling securities short

   * GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

   * RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices. In addition, growth stocks may underperform the stock market as a whole.

   * RISK OF OWNING SMALLER AND MEDIUM-SIZED COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

   * RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the stock market. In the case of an incorrect market forecast, the use of options and futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, to the extent that a Fund uses options and futures contracts to attempt to generate additional income, the Fund may be exposed to risks similar to the use of leverage which may cause the Fund to incur substantial losses.

   * RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of issuers than a diversified fund. As a result, a single security's fluctuation in value may have a greater impact on a Fund's NAV and total return.

   * RISK OF EMPLOYING "LEVERAGE." Leverage increases a Fund's market exposure and its risk of loss. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not been leveraged. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses.

   * RISK OF SELLING SECURITIES SHORT. When a security is sold "short" by a Fund, the Fund borrows the security sold and must replace the borrowed security at a specified future date. A Fund will lose money if a security sold short increases in price between the date of the sale and the date on which the Fund "closes out" the short position. The Fund's risk of loss also increases if the Fund is not able to "close out" the short position at any particular time or at an acceptable price.


WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?
     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.


HOW HAVE THE FUNDS PERFORMED OVER TIME?
     The following bar charts and tables provide performance information for the Funds. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

     The tables show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAPITAL APPRECIATION FUND

ANNUAL TOTAL RETURN* FOR EACH ENDED DECEMBER 31:

[BAR GRAPH]

84.67%     -17.17%
-------------------------
2000        2001

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. SEVERAL FACTORS
  CONTRIBUTED TO THE FUND'S HIGHER RETURNS IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY, SMALLER ASSET BASE, AND INVESTMENTS IN IPOS DURING A PERIOD FAVORABLE FOR IPO INVESTING. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

   Best Quarter: ..........   (Q1, '00)          37.40%
   Worst Quarter: .........   (Q3, '01)         (28.70)%


      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                       SINCE
                                                                     INCEPTION
                                                        1-YEAR       (12/30/99)
                                                       --------     ------------
   Capital Appreciation Fund
    Return Before Taxes .............................   (17.17)%       23.65%
    Return After Taxes on Distributions .............   (19.86)%       10.54%
    Return After Taxes on Distributions and Sale of
      Fund Shares ...................................    (8.99)%       14.55%
   Russell 1000 Growth Index* .......................   (20.42)%      (21.34)%
   Lipper Capital Appreciation Fund Index** .........   (15.92)%      (14.02)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER CAPITAL APPRECIATION FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "CAPITAL APPRECIATION" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER CAPITAL APPRECIATION FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

TWENTY FUND

ANNUAL TOTAL RETURN* FOR EACH ENDED DECEMBER 31:

[BAR GRAPH]

49.66%     -15.47%
----------------------
2000        2001

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. SEVERAL FACTORS
  CONTRIBUTED TO THE FUND'S HIGHER RETURNS IN 2000, INCLUDING ITS SHORTER OPERATING HISTORY, SMALLER ASSET BASE, AND INVESTMENTS IN IPOS DURING A PERIOD FAVORABLE FOR IPO INVESTING. THERE IS NO ASSURANCE THAT CONDITIONS WILL EXIST IN THE FUTURE THAT WILL HAVE A SIMILAR EFFECT ON PERFORMANCE.

   Best Quarter: ..........   (Q1, '00)          29.60%
   Worst Quarter: .........   (Q3, '01)         (19.21)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                       SINCE
                                                                     INCEPTION
                                                        1-YEAR       (12/30/99)
                                                       --------     ------------
   Twenty Fund
    Return Before Taxes .............................   (15.47)%       12.44%
    Return After Taxes on Distributions .............   (17.06)%        3.32%
    Return After Taxes on Distributions and Sale of
      Fund Shares ...................................    (7.97)%        6.98%
   Russell 1000 Growth Index* .......................   (20.42)%      (21.34)%
   Lipper Capital Appreciation Fund Index** .........   (15.92)%      (14.02)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER CAPITAL APPRECIATION FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "CAPITAL APPRECIATION" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER CAPITAL APPRECIATION FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

LARGE-CAP GROWTH FUND

ANNUAL TOTAL RETURN* FOR EACH ENDED DECEMBER 31:

[BAR CHART]

-9.90%
---------------------
 2001

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

  Best Quarter: ..........   (Q4, '01)          18.24%
  Worst Quarter: .........   (Q3, '01)         (19.54)%


     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                       SINCE
                                                                     INCEPTION
                                                        1-YEAR       (12/29/00)
                                                       --------     ------------
   Large-Cap Growth Fund
    Return Before Taxes ...........................       (9.90)%     (9.82)%
    Return After Taxes on Distributions ...........       (9.90)%     (9.85)%
    Return After Taxes on Distributions and Sale of
      Fund Shares .................................       (6.03)%     (7.88)%
   Russell 1000 Growth Index* .....................      (20.42)%    (20.42)%
   Lipper Large Cap Growth Fund Index** ...........      (23.87)%    (23.76)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold fund shares.

                                                                 CAPITAL
                                                              APPRECIATION                      LARGE-CAP
                                                                  FUND         TWENTY FUND     GROWTH FUND
                                                             --------------   -------------   ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price) .....................       None             None            None
Maximum Deferred Sales Charge (Load)
 (as a percentage of purchase price or redemption
 proceeds, whichever is lower) ...........................       None             None            None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees ..........................................       1.30%            1.30%           1.30%
Distribution and/or Service (12b-1) Fees .................       None             None            None
Other Expenses ...........................................       1.18%            1.71%           1.48%
                                                                 ----            ----            ----
Total Annual Fund Operating Expenses .....................       2.48%            3.01%           2.78%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                    -------   ---------   ---------   ----------
   Capital Appreciation Fund .....   $251        $773      $1,321      $2,816
   Twenty Fund ...................   $304        $930      $1,582      $3,327
   Large-Cap Growth Fund .........   $281        $862      $1,469      $3,109

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objective will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.


PRINCIPAL INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own principal investment strategy and policies. An investment in each Fund, therefore, involves different principal risks.

   * CAPITAL APPRECIATION FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

   * TWENTY FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

   * LARGE-CAP GROWTH FUND is a non-diversified fund that normally maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These include the companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $13 billion and range from approximately $1.4 billion up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies. For each of the Funds, the investment adviser seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation. Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, Jundt Associates selects stocks without regard to market sectors and other defined selection criteria or the potential for dividends.

     A Fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds may not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have done if they had remained more fully invested in stocks.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. In addition, the Funds may use short-selling for purposes of attempting to increase investment returns.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. As smaller, more rapidly growing funds, the Funds generally will experience higher portfolio turnover. In addition, a Fund that engages in more frequent short-term transactions will have a higher portfolio turnover rate. Each Fund's portfolio turnover rate has been or is expected to be quite high from time to time. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.


OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the Funds may invest more than 25% of its assets in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government Securities). Additionally, 50% of each Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     MARKET SECTOR CONCENTRATION. Each Fund may invest more than 25% of its assets in one or more market sectors, for example, the technology sector, but may not invest more than 25% of its assets in any single industry. A market sector may be made up of companies in a number of related industries.

When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector.

     INITIAL PUBLIC OFFERINGS. Each Fund may participate in the initial public offering (IPO) market, and a significant portion of the Funds' returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns over time.


PRINCIPAL RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM-SIZED COMPANIES. Capital Appreciation Fund and Twenty Fund may from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Capital Appreciation Fund and Twenty Fund may also from time to time invest a substantial portion of their assets in securities issued by medium-sized companies. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     BORROWING AND LEVERAGE. Each Fund engages in the practice known as "leverage" when it borrows money on an opportunistic basis to invest in additional portfolio securities. Leverage increases a Fund's market exposure and risk. When a Fund is "leveraged" and its investments fluctuate in value, the Fund's NAV will normally fluctuate more than if it had not leveraged its assets. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to attempt to hedge or protect against changes in the prices of portfolio securities when Jundt Associates believes that market conditions make it advisable to do so. Each Fund may also employ these techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize these techniques effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If a Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Each Fund also may write "covered" call options, giving these Funds the obligation to sell the underlying security to the buyer of the option at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on a securities index, the Fund becomes obligated to deliver the value of the index at a specified future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specific price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In hedging transactions, changes in the prices of futures contracts or options may not correlate perfectly with the changes in the market value of securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for the options or futures contracts. However, there is no guarantee that a Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Each Fund may use futures contracts and related options on an opportunistic basis to attempt to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, a Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Jundt Associates may sell a security short when it anticipates that the price of the security will decline. When a security is sold "short" by a Fund, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the borrowed security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between these dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government securities). Further, a Fund may not sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. Each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

     In addition, for hedging purposes, each Fund may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."

                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul
W. Bottum.

   * JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of American Eagle Funds, Inc. since 1999, Jundt Funds, Inc. since 1995, and The Jundt Growth Fund, Inc. since 1991. Mr. Jundt has approximately 38 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

   * MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as President of American Eagle Funds, Inc., Jundt Funds, Inc. and The Jundt Growth Fund, Inc. since 1999, and has been the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Jundt Funds, Inc. since 1995 and The Jundt Growth Fund, Inc. since 1992. Mr. Jundt has approximately 15 years of investment and related experience.

   * PAUL W. BOTTUM has been a portfolio manager with Jundt Associates since 2000 as well as an analyst with Jundt Associates since 1999. In 1998, he was Vice President of Sales of cMore Medical, Inc. From 1995 to 1998, he was the Director of Marketing with Spine-Tech, Inc. From 1991 to 1995, he was a project manager of Scimed Life Systems. He graduated from the University of Wisconsin in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration. Mr. Bottum graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Each Fund pays Jundt Associates advisory fees of 1.30% per year of the Fund's average daily net assets.

     Each Fund also engages various other service providers, as described under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES


GENERAL INFORMATION
     You may purchase Fund shares on any day that the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays). A Fund may reject any order its officers determine is not in the best interests of the Fund or its shareholders, and the offering of Fund shares may be suspended or limited at any time without notice to shareholders. A Fund may also suspend, modify or terminate any purchase option, policy or plan at any time without notice to shareholders.

     DETERMINATION OF NAV. If you purchase Fund shares, you pay the next-determined net asset value (NAV) of the shares after your order is received. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, those investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in Fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as specified below).

   * PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: The American Eagle Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or The American Eagle Funds, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

   * PURCHASES BY TELEPHONE. Call 1-800-335-0333 to obtain an account number and instructions (including instructions for wire transferring your investment to the applicable Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address provided under "Purchases By Mail").

   * PURCHASES BY WIRE. Please call 1-800-335-0333 prior to sending the wire in order to obtain confirmation number and ensure prompt and accurate handling of the funds. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI 53202
     ABA # 042000013
     CREDIT: U.S. Bancorp Fund Services DDA #112-952-137
     FURTHER CREDIT: American Eagle Funds (Name of Fund, Shareholder name and account number)

     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. You may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no additional fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

     In addition, you may be subject to different cutoff times for orders to purchase or redeem Fund shares through a broker or agent. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective the same day. This allows your broker or agent time to process your request and transmit it to the Funds.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

     HOUSEHOLDING. Whenever practical and to the extent permitted by applicable law, a single report, prospectus or other regulatory communication will be mailed to shareholders who share the same household. Please call 1-800-335-0333, or write to the Funds at the address listed on the back of this prospectus, to request additional copies free of charge or that we discontinue our practice of householding regulatory materials.


                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after receipt of your redemption request. You may be subject to different cutoff times if you are redeeming Fund shares through a broker or agent. In these cases, you will have to place your redemption request by an earlier time in order for your redemption to be effective the same day. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment will be delayed (for up to 15 days) to permit your check to clear. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (generally, weekends and customary national holidays). The Funds also may suspend or modify any right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     Generally, proceeds will be paid in cash. However, to minimize the effect of large redemption requests on a Fund and its remaining shareholders, each Fund reserves the right to pay redemptions "in kind," which means you would be paid in portfolio securities. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. If a redemption were made in kind, a shareholder would incur transaction costs in disposing of any securities received.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     * you request to redeem more than $50,000 worth of shares;

     * you have changed your account registration or address within the last 30 days;

     * you request the check be mailed to a different address than the one on your account;

     * you request the check be made payable to someone other than the account owner; or

     * you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of another Fund. The minimum amount which you may exchange is $1,000. The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem them by calling the Funds at 1-800-335-0333. You must have completed the relevant section of your account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a $15.00 fee for wire transfers.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a withdrawal plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
     Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares. If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES
     Distributions from a Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"
     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or shortly before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.


                            CAPITAL APPRECIATION FUND

                                                               FOR THE YEAR     FOR THE YEAR
                                                                   ENDED           ENDED           FOR THE PERIOD
                                                                 12/31/01         12/31/00      12/30/99* - 12/31/99
                                                               ------------     ------------    --------------------
Net Asset Value -- Beginning of Period ....................      $   9.79         $  10.00             $  10.00
                                                                 --------         --------             --------
Income from Investment Operations:
 Net investment loss ......................................         (0.14)           (0.25)                  --
 Net realized gain (loss) and unrealized appreciation
  (depreciation) ..........................................         (1.57)            8.83                   --
                                                                 --------         --------             --------
 Total from operations ....................................         (1.71)            8.58                   --
                                                                 --------         --------             --------
Distribution from net realized gains ......................         (1.03)           (8.79)                  --
                                                                 --------         --------             --------
Net Asset Value -- End of Period ..........................      $   7.05         $   9.79             $  10.00
                                                                 ========         ========             ========
Total Return (1) ..........................................        (17.17)%          84.67%                0.00%
Net Assets, End of Period (000s omitted) ..................      $ 11,999         $ 13,044             $     74
Ratio of Expenses to Average Net Assets
 Net expenses (2) .........................................          2.42%            2.61%                6.96%(4)
 Gross expenses (3) .......................................          2.42%            2.61%              168.87%(4)
 Gross expenses including interest expense ................          2.48%            2.63%                 N/A
Ratio of Net Investment Loss to Average Net Assets
 Excluding interest expense, net of reimbursement .........         (1.51)%          (1.54)%              (6.96)%(4)
 Excluding interest expense, before reimbursement .........         (1.51)%          (1.54)%            (168.87)%(4)
 Including interest expense, before reimbursement .........         (1.57)%          (1.56)%                N/A
Portfolio turnover rate ...................................           392%             557%                   0%

------------------
(1) Total return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total returns for periods of less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

(4) Annualized.

  * Commencement of operations.

                                   TWENTY FUND

                                                               FOR THE YEAR     FOR THE YEAR
                                                                   ENDED           ENDED           FOR THE PERIOD
                                                                 12/31/01         12/31/00      12/30/99* - 12/31/99
                                                              --------------   -------------   ---------------------
Net Asset Value -- Beginning of Period ....................      $   9.35         $  10.00             $  10.00
                                                                 --------         --------             --------
Income from Investment Operations:
 Net investment loss ......................................         (0.18)           (0.33)                  --
 Net realized gain (loss) and unrealized appreciation
  (depreciation) ..........................................         (1.27)            5.64                   --
                                                                 --------         --------             --------
 Total from operations ....................................         (1.45)            5.31                   --
                                                                 --------         --------             --------
Distribution from net realized gains ......................         (0.73)           (5.96)                  --
                                                                 --------         --------             --------
Net Asset Value -- End of Period ..........................      $   7.17         $   9.35             $  10.00
                                                                 ========         ========             ========
Total Return (1) ..........................................        (15.47)%          49.66%                0.00%
Net Assets, End of Period (000s omitted) ..................      $  8,242         $  7,951             $     74
Ratio of Expenses to Average Net Assets
 Net expenses (2) .........................................          2.95%            2.93%                6.96%(4)
 Gross expenses (3) .......................................          2.95%            2.93%              168.87%(4)
 Gross expenses including interest expense ................          3.01%            2.97%                 N/A
Ratio of Net Investment Loss to Average Net Assets
 Excluding interest expense, net of reimbursement .........         (2.22)%          (2.20)%              (6.96)%(4)
 Excluding interest expense, before reimbursement .........         (2.22)%          (2.20)%            (168.87)%(4)
 Including interest expense, before reimbursement .........         (2.28)%          (2.24)%                N/A
Portfolio turnover rate ...................................           212%             297%                   0%

------------------
(1) Total return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total returns for periods of less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

(4) Annualized.

  * Commencement of operations.

                              LARGE-CAP GROWTH FUND

                                                               FOR THE YEAR
                                                                  ENDED           FOR THE PERIOD
                                                                 12/31/01      12/29/00* - 12/31/00
                                                              -------------   ---------------------
Net Asset Value -- Beginning of Period ....................      $  10.00             $  10.00
                                                                 --------             --------
Income from Investment Operations:
 Net investment loss ......................................         (0.16)                  --
 Net realized gain (loss) and unrealized appreciation
  (depreciation) ..........................................         (0.83)                  --
                                                                 --------             --------
 Total from operations ....................................         (0.99)                  --
                                                                 --------             --------
Net Asset Value -- End of Period ..........................      $   9.01             $  10.00
                                                                 =======              ========
Total Return (1) ..........................................         (9.90)%               0.00%
Net Assets, End of Period (000s omitted) ..................      $ 10,787             $     --
Ratio of Expenses to Average Net Assets
 Net expenses (2) .........................................          2.74%                 N/A
 Gross expenses (3) .......................................          2.74%                 N/A
 Gross expenses including interest expense ................          2.78%                 N/A
Ratio of Net Investment Loss to Average Net Assets
 Excluding interest expense, net of reimbursement .........         (1.72)%                N/A
 Excluding interest expense, before reimbursement .........         (1.72)%                N/A
 Including interest expense, before reimbursement .........         (1.76)%                N/A
Portfolio turnover rate ...................................           276%                   0%

------------------
(1) Total return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total returns for periods of less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

  * Commencement of operations.

                 (This page has been left blank intentionally.)

[LOGO] JUNDT AMERICAN          REGULAR APPLICATION
       EAGLE FUNDS                 NEW ACCOUNT

                     DO NOT USE THIS FORM FOR IRA ACCOUNTS.

Mail To:
  American Eagle Funds
  c/o U.S. Bancorp Fund Services, LLC
  PO Box 701
  Milwaukee, WI 53201-0701

Overnight Express Mail To:
  American Eagle Funds
  c/o U.S. Bancorp Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

By Wire:
  U.S. Bank, N.A.
  Milwaukee, WI 53202
  ABA#: 042000013
  Credit: U.S. Bancorp Fund Services, LLC
  Account #: 112-952-137
  Further Credit: American Eagle Funds
          (name and 16 digit account number)

For additional information please call toll-free 1-800-370-0612.
--------------------------------------------------------------------------------
1. INVESTMENT CHOICES  [ ] By check: Make check payable to American Eagle Funds.
                           $________
                       [ ] By wire: Call 1-800-335-0333. Indicate amount of wire
                           $________

                FUND NAME                             INVESTMENT AMOUNT       OPTIONAL AUTOMATIC INVESTMENT PLAN
----------------------------------------              -----------------    -----------------------------------------
                                                                                                  AIP         DAY OF
                                                      $1,000 MINIMUM       $50 MINIMUM        START MONTH     MONTH
[ ] American Eagle Capital Appreciation Fund (733)    $________________    $_____________     ___________     ______
[ ] American Eagle Twenty Fund               (734)    $________________    $_____________     ___________     ______
[ ] American Eagle Large-Cap Growth Fund     (735)    $________________    $_____________     ___________     ______

--------------------------------------------------------------------------------
1A. DISTRIBUTION OPTIONS

                                                                              CAPITAL GAINS
                                                        CAPITAL GAINS &         REINVESTED &       CAPITAL GAINS AND
                                                     DIVIDENDS REINVESTED    DIVIDENDS IN CASH*    DIVIDENDS IN CASH*
                                                    -----------------------------------------------------------------
[ ] American Eagle Capital Appreciation Fund (733)            [ ]                    [ ]                  [ ]
[ ] American Eagle Twenty Fund               (734)            [ ]                    [ ]                  [ ]
[ ] American Eagle Large-Cap Growth Fund     (735)            [ ]                    [ ]                  [ ]

*Unless otherwise indicated, cash distributions will be mailed to the address in
 Section 3.

--------------------------------------------------------------------------------
2. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

[ ] Joint Owner

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

    *Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[ ] Gift to Minors

    ---------------------------------------------- ------ ----------------------
    CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)    M.I.   LAST NAME

    ---------------------------------------------- ------ ----------------------
    MINOR'S FIRST NAME (ONLY ONE PERMITTED)        M.I.   LAST NAME

    --------------------------- ----------------------------- ------------------
    MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

[ ] Corporation/
    Trust**

    ----------------------------------------------------------------------------
    NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[ ] Partnership*

    ----------------------------------------------------------------------------
    NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[ ] Other Entity*

    ------------------------------------ ---------------------------------------
    SOCIAL SECURITY #/TAX ID#            DATE OF AGREEMENT (Mo/Dy/Yr)

     *Additional documentation and certification may be requested. **Corporate Resolution/Trust documents are required.

--------------------------------------------------------------------------------
3. MAILING ADDRESS                      [ ] Duplicate Confirmation to:

    -------------------- -------------      -------------- ------ --------------
    STREET                APT/SUITE         FIRST NAME     M.I.   LAST NAME

    --------------- ------ -----------      ---------------------- -------------
    CITY            STATE  ZIP              STREET                 APT/SUITE

    ----------------- ----------------      ----------------- ------ -----------
    DAYTIME PHONE #   EVENING PHONE #       CITY              STATE  ZIP
--------------------------------------------------------------------------------

[2970] M 01/02

--------------------------------------------------------------------------------
4. TELEPHONE OPTIONS          [ ] REDEMPTION ($1,000 minimum) -- permits the
                                  transfer of funds via:
   Your signed Application        [ ] Check to address in section 3
   must be received at least      [ ] Federal wire to your bank account below
   15 business days prior to          ($15.00 charge for each wire transfer)
   initial transaction.           [ ] EFT, at no charge, to your bank account
                                      below (funds are typically credited
                                      within two days after redemption)
                              [ ] PURCHASE (EFT) ($50 minimum) -- permits the
                                  purchase of shares from your bank account
                                  below
                              [ ] EXCHANGE ($1,000 minimum) -- permits the
                                  exchange of shares between identically
                                  registered accounts
                              [ ] E-MAIL ADDRESS -- permits the Fund to send you
                                  information and Fund updates _________________

  Please include a voided     --------------------------------------------------
  bank check or savings       NAME(S) ON BANK ACCOUNT
  deposit slip.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------
5. AUTOMATIC                  Based on the instructions in Section 1, funds will
   INVESTMENT PLAN            be automatically transferred from the checking or
                              savings account indicated below:
   Your signed Application
   must be received at least  --------------------------------------------------
   15 business days prior to  NAME(S) ON BANK ACCOUNT
   initial transaction.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

                              --------------------------------------------------
                              SIGNATURE OF BANK ACCOUNT OWNER

                              --------------------------------------------------
                              SIGNATURE OF JOINT OWNER
  Please include a voided
  bank check or savings       * $25.00 fee will be assessed if the automatic
  deposit slip.                 purchase cannot be made.
                              * Participation in the plan will be terminated
                                automatically upon redemption of all shares.

--------------------------------------------------------------------------------
6. SYSTEMATIC                 Systematic Withdrawal Plan ($100 minimum and
   WITHDRAWAL PLAN            $10,000 account value minimum) -- permits
                              the automatic withdrawal of funds.
   Your signed Application
   must be received at least  [ ] Payments of $_____ made on or about the __ day
   15 business days prior to      of each month, or
   initial transaction.       [ ] Payments of $_____ made on or about the __ day
                                  of the months that are circled below:

          Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

                              Payments will be mailed to address in Section 3 or automatically deposited to bank account below:

   Please include a voided
   bank check or savings      --------------------------------------------------
   deposit slip.              NAME(S) ON BANK ACCOUNT

                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------

7. SIGNATURE AND              By signing this form, I consent to the
   CERTIFICATION              "householded" delivery of any fund prospectus,
   REQUIRED BY THE            shareholder report and other documents (other than
   INTERNAL REVENUE           transaction confirmations of account statements)
   SERVICE                    that I must legally receive. This means that I and
                              any other fund shareholder residing at my address believed by the Fund to be a member of my family will only receive a single prospectus/report at our address. This will not affect the delivery of my account statements or transaction confirmations.

                              [ ] Please check here if you do NOT consent to the
                                  "householding" - this way each fund
                                  shareholder at your address will receive their own prospectus/report in the future.

                              I have received and read the Prospectus for the American Eagle Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I will obtain the current prospectus for each fund into which I may exchange before I request the exchange. I acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. I may contact American Eagle Funds to revoke my consent. I agree to notify American Eagle Funds of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Fund and its transfer agent shall not be liable if I fail to notify American Eagle Funds within such time period. I represent that I am of legal age and have legal capacity to make this purchase.

                              American Eagle Funds, the applicable Fund, its transfer agent and any officers, directors, employees, or agents of these entities (collectively "American Eagle Funds"), will not be responsible for banking system delays beyond their control. By signing section 4, 5, or 6, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, National Association, on behalf of the applicable American Eagle Funds. American Eagle Funds will not be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus or the rules of the Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Fund's transfer agent receives and has had a reasonable amount of time to act upon a written notice of revocation.

                              UNDER THE PENALTY OF PERJURY, I CERTIFY THAT
                              (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER
                              IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

                              THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY
                              PROVISION OF THIS DOCUMENT OTHER THAN THE
                              CERTIFICATIONS REQUIRED TO AVOID BACKUP
                              WITHHOLDING.

                              --------------------------------- ----------------
                              SIGNATURE OF OWNER*               DATE (Mo/Dy/Yr)

                              --------------------------------- ----------------
                              SIGNATURE OF JOINT OWNER, if any  DATE (Mo/Dy/Yr)

                              *If shares are to be registered in (1) joint
                               names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

                              --------------------------------------------------
                              PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

--------------------------------------------------------------------------------
BEFORE YOU MAIL, HAVE YOU:

[ ] ENCLOSED YOUR CHECK MADE PAYABLE TO AMERICAN EAGLE FUNDS?
[ ] ENTERED YOUR SOCIAL SECURITY OR TAX ID NUMBER IN SECTION 2?
[ ] INCLUDED A VOICED CHECK (IF APPLICABLE)?
[ ] SIGNED YOUR APPLICATION IN SECTION 7?
[ ] USED THE APPROPRIATE ADDRESS ON THE TOP OF THIS APPLICATION?

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                   FIRMS THAT PROVIDE SERVICES TO THE FUNDS


                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                    CUSTODIAN
                                U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                          Minneapolis, Minnesota 55402


                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     * CALLING THE FUNDS at 1-800-335-0333; or

     * WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.



                                TABLE OF CONTENTS


                                                         PAGE
                                                        -----
THE FUNDS ...........................................     2
RISK/RETURN SUMMARY .................................     2
FEES AND EXPENSES ...................................     8
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ..........     9
MANAGEMENT OF THE FUNDS .............................    13
HOW TO BUY FUND SHARES ..............................    14
HOW TO SELL YOUR FUND SHARES ........................    15
DISTRIBUTIONS AND TAXES .............................    16
FINANCIAL HIGHLIGHTS ................................    17
FIRMS THAT PROVIDE SERVICES TO THE FUNDS ............    20
ADDITIONAL INFORMATION ABOUT THE FUNDS ..............    21

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File No. 811-09699.

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND
                      AMERICAN EAGLE LARGE-CAP GROWTH FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-335-0333
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

     The American Eagle Capital Appreciation Fund ("Capital Appreciation Fund") American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (collectively, the "Funds") are professionally managed open-end management investment companies (commonly known as a mutual funds). Investors in each Fund become Fund shareholders. Each Fund is a separately managed series of American Eagle Funds, Inc.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' prospectus, dated May 1, 2002 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-335-0333 or your investment executive.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies ....................................................... B-2
Investment Restrictions ................................................... B-10
Fund Name ................................................................. B-11
Taxes ..................................................................... B-11
Advisory, Administrative and Distribution Agreements ...................... B-12
Special Purchase Plans .................................................... B-16
Monthly Cash Withdrawal Plan .............................................. B-16
Determination of Net Asset Value .......................................... B-16
Calculation of Performance Data ........................................... B-17
Directors and Officers .................................................... B-21
Counsel and Auditors ...................................................... B-26
General Information ....................................................... B-26
Principal Holders of Securities ........................................... B-27
Financial and Other Information ........................................... B-29

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN EAGLE FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT POLICIES

     Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund are each a "non-diversified" series of American Eagle Funds, Inc., an open-end management investment company. Each Fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.

OPTIONS

     Each Fund may purchase and sell put and call options on its portfolio securities to attempt to protect against changes in market prices when Jundt Associates, Inc., each Fund's investment adviser (the "Investment Adviser") believes that market conditions make it advisable to do so. This practice is often referred to as hedging. In addition, each Fund may purchase and sell options on an opportunistic basis to attempt to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and their use could result in losses.

     CALL OPTIONS. Each Fund may sell covered call options on its securities and on securities indices to attempt to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, each Fund may sell uncovered (or "naked") call options; however, SEC rules require that the Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

     In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of these securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in the price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commission) plus the amount of the premium.

     A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. A Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit or loss on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     PUT OPTIONS. Each Fund may sell covered put options in order to attempt to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating these options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By selling a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has sold before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to attempt to protect portfolio holdings against a decline in market value. This protection lasts for the life of a put option because the Fund, as the holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     Each Fund may purchase call options to attempt to hedge against an increase in the price of securities that the Fund ultimately wants to buy and to enhance its current return. This hedge protection is provided during the life of a call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security instead of buying the call option.

     Each Fund may also purchase put and call options to attempt to enhance its current returns.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that the Investment Adviser, will not forecast market movements correctly, that a Fund may be unable at times to close out its positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     SPECIAL EXPIRATION PRICE OPTIONS. Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options to attempt to protect against changes in market prices when the Investment Adviser believes that market conditions make it advisable to do so. In addition, each Fund may purchase and sell these securities on an opportunistic basis to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which stock index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the S&P 100 Index, and the S&P 100 Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the S&P 100 Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the S&P 100 Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for these futures contracts.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that the options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow the options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. These closing transactions involve additional commission costs.

     Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures contracts and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is in-the-money is excluded from this calculation.)

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at that time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, the securities will not generally be sold until the financial futures contracts can be terminated. In these circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no market exists for particular options, it might not be possible to effect closing transactions in the options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of the underlying securities or indexes or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements in the prices of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or indexes and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the stock market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or indexes due to certain market distortions. All participants in the futures markets are subject to margin deposit requirements. These requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between an underlying security or index and the futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of stock market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

     Each Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. This use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), each Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but may likewise result in substantial additional losses in falling markets.

     OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

FOREIGN SECURITIES

     Each Fund may invest up to 25% of its total assets in securities of foreign issuers. The foreign securities in which each Fund may invest are generally represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Each Fund may also invest in Global Depository Receipts and European Depository Receipts issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Interest or dividend payments on foreign securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

INITIAL PUBLIC OFFERINGS

     Each Fund may invest in the securities of companies making initial public offerings of their stock. Many of the companies making initial public offerings have limited operating histories, making prospects for future profitability uncertain. Prices of initial public offerings may also be unstable due to the absence of a prior public market and the small number of shares available for trading.

DEBT SECURITIES

     In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. (Effective July 31, 2002, Large-Cap Growth Fund may only invest up to 20% of its total assets in "investment grade" debt securities.) However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor these investments closely and will sell these investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. These securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, these securities generally are less liquid than investment grade debt securities.

INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires securities for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell the securities at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition as determined by the Investment Adviser and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor these transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying securities or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Each Fund may borrow money on an opportunistic basis to purchase additional portfolio securities. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of any borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for a Fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of a Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, each Fund may enter into reverse repurchase agreements on an opportunistic basis. In reverse repurchase agreements, a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by a Fund, secured by the securities which are the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the securities which are the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the securities subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that each Fund may share with a borrower some of the income received on the collateral for a loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of the securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.

SHORT SALES

     Each Fund may seek to hedge investments through short sales when the Investment Adviser believes that market conditions make it advisable to do so. In addition, each Fund may sell securities short on an opportunistic basis to attempt to generate additional investment returns. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     In addition, each Fund may invest in short sales "against the box" to hedge investments in portfolio securities. A short sale is against the box if a Fund owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale against the box will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

     A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

ZERO-COUPON DEBT SECURITIES

     Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940. Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     None of the Funds may:

          1. Borrow money in excess of limitations imposed by the Investment Company Act of 1940;

          2. Issue senior securities in excess of limitations imposed by the Investment Company Act;

          3. Concentrate its investments in a particular industry, as determined in accordance with the Investment Company Act. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities shall not be considered to represent an "industry" within the meaning of this limitation. However, a Fund may concentrate its investments in one or more market sectors which may be made up of companies in a number of related industries;

          4. Acquire or sell real estate unless acquired as a result of ownership of securities or another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by real estate or interests in real estate or investments in companies that deal in or own real estate or interests in real estate;

          5. Acquire or sell commodities or contracts relating to physical commodities unless acquired as a result of the Fund's ownership of another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by physical commodities or investments in companies that deal in or own physical commodities;

          6. Make loans in excess of limitations imposed by the Investment Company Act; or

          7. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling certain of its portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     None of the Funds may:

          1. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

          2. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

          3. Make investments for the purpose of exercising control or management;

          4. Invest more than 15% of its net assets in illiquid securities; or

          5. Purchase equity securities (which, for purposes of this limitation, shall include securities that are convertible into or exchangeable for equity securities) in private placements, except that a Fund may purchase equity securities in private placements (for example, pursuant to Section 4(2) of the Securities Act or Regulation D or Rule 144A under the Securities Act) if the Investment Adviser determines, at the time of purchase, that the securities acquired in the private placement (or the securities into or for which those securities are convertible or exchangeable) are, or are expected to become, publicly tradable pursuant to a resale registration statement, exchange offer or similar means or freely tradable to other qualified institutional buyers pursuant to Rule 144A, as long as no more than 15% of the Fund's net assets are invested in such securities.

                                      * * *

     With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.


                                    FUND NAME

     Large-Cap Growth Fund has adopted an investment policy pursuant to Rule 35d-1 of the Investment Company Act, effective July 31, 2002, whereby at least 80% of its total assets must be invested in the particular type of investments suggested by the Fund's name. This Fund has adopted a policy to provide shareholders with at least 60 days' notice in the event of a planned change in this investment policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the Investment Company Act.


                                      TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.

     Each Fund, or a shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

     Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.


              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

     Jundt Associates, Inc. (the "Investment Adviser"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, serves as each Fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and Marcus E. Jundt serves as Vice Chairman of the Investment Adviser. Marcus E. Jundt owns 95% of the Investment Adviser's stock. A trust benefiting James R. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.

     The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.

     Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and making notice filings with respect to shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; costs of stationery and supplies; and any extraordinary expenses of a non-recurring nature.

     For its services, the Investment Adviser receives from each Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets. During the fiscal years ended December 31, 1999, 2000 and 2001, Capital Appreciation Fund paid the Investment Adviser fees of $3, $148,353 and $178,142, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Twenty Fund paid the Investment Adviser fees of $3, $110,714 and $112,465, respectively; and during the fiscal year ended December 31, 2001, Large-Cap Growth Fund paid the Investment Adviser fees of $138,373.

     The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of American Eagle Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

     At a meeting held on July 31, 2001, the Board of Directors, including the Independent Directors, approved the continuation of the Funds' Investment Advisory Agreements for an additional one-year period. In connection with this approval, the directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Investment Advisers' services provided to each Fund and the Investment Adviser's experience and qualifications. In addition to presentations by the Investment Adviser regarding each Fund's investment performance at each regular Board of Directors meeting, the directors on July 31, 2001 reviewed and considered:

     * an independent report independently prepared by Lipper Analytical Services, Inc., comparing the investment advisory fees and other expenses of each Fund (as a percentage of assets) and the investment performance of each Fund (net of fees and expenses) with those of comparable funds, including a description of the bases upon which funds were selected for comparison;

     * descriptions of brokerage allocation practices and assurances that such practices and arrangements are accurately described in the Funds' registration statement;

     * assurances that the Investment Adviser and its personnel are in compliance with the Funds' Code of Ethics, policies and procedures and with applicable laws and regulations; and

     * a report on the Investment Adviser's profitability related to providing investment advisory services to the Funds after taking into account (i) investment advisory fees and any other benefits realized by the Investment Adviser or any of its affiliates as a result of the Investment Adviser's role as the investment adviser to the Funds, and
          (ii) the direct and indirect expenses incurred by the Investment Adviser in providing such investment advisory services to the Funds.

After discussion, the Board of Directors concluded that the Investment Adviser has the capabilities, resources and personnel necessary to manage the Funds. The Board of Directors also concluded that, based on the services that the Investment Adviser would provide to the Funds under the Funds' investment advisory agreement and the expenses incurred by the Investment Adviser in the performance of such services, the compensation to be paid to the Investment Adviser is fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it is in the best interests of each Fund to continue the investment advisory agreement with the Investment Adviser for an additional one-year period.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

     During the fiscal years ended December 31, 2000 and 2001, Capital Appreciation Fund paid commissions to brokers and futures commission merchants of $48,246 and $106,010, respectively; during the fiscal years ended December 31, 2000 and 2001, Twenty Fund paid commissions to brokers and futures commission merchants of $20,208 and $25,521, respectively; and during the fiscal year ended December 31, 2001, Large Cap Growth Fund paid commissions to brokers and futures commission merchants of $55,112.

     Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. This information may be useful to the Investment Adviser in providing services to clients other than the Funds.

     Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may, from time to time, consider the distribution of Fund shares and referrals of investors to investment partnerships and other fund companies managed by the Investment Adviser, when allocating transactions among broker-dealers that otherwise offer best price and execution. The Investment Adviser may also agree from time to time to direct a portion of a client's brokerage transactions to a particular broker-dealer if the broker-dealer is among those that offer best price and execution. Because the Investment Adviser frequently aggregates multiple contemporaneous client purchase or sell orders into a block order for execution, these considerations and directions may influence the Investment Adviser's allocation of brokerage transactions for all client accounts. Pursuant to these arrangements, during the fiscal year ended December 31, 2001, Capital Appreciation Fund paid commissions to brokers and futures commission merchants of $16,716, Twenty Fund paid commissions to brokers and futures commission merchants of $4,014, and Large Cap Growth Fund paid commissions to brokers and futures commission merchants of $8,034.

     Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from, to or through the same broker-dealer, the transactions are averaged as to price.

     For its clients, the Investment Adviser regularly purchases and receives allocations of new issue stocks. New issue shares consist of both initial public offerings and additional offerings of issues already publicly traded (i.e., secondary offerings). The Investment Adviser's total allocation of such stocks typically is not large enough to permit each of the Investment Adviser's suitable clients to participate in a meaningful way. In such cases, the Investment Adviser will determine which of its client accounts are the most appropriate participants and will allocate any such shares equitably among such clients. The Investment Adviser has a policy to ensure that, over time, each of its clients for which new issue stocks are suitable investments will participate fairly and equitably in allocations of such stocks.

ADMINISTRATION AGREEMENT

     U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, an affiliate of the Funds' custodian, performs various administrative and accounting services for the Funds.

     Each Fund has entered into an administration agreement with the Administrator (the "Administration Agreements"). The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by American Eagle Funds, Inc. on 90 days' written notice to the Administrator and by the Administrator on 90 days' written notice to American Eagle Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

     Under the terms of the Administration Agreement between the Administrator and each Fund, the Administrator performs or arranges for the performance of the following administrative services to each Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Fund's registration as an open-end investment company; (c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with Fund officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and

(k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund.

     The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Funds' counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Fund, are deemed expenses of, and shall be paid by, the Fund.

     For administration services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, a monthly fee at an annual rate of .06% of the first $200 million of the Fund's average daily net assets, .05% of the next $500 million of the Fund's average daily net assets and ..03% of the Fund's average daily net assets in excess of $700 million, subject to an annual minimum fee of $30,000 for the year ending December 31, 2002. During the fiscal years ended December 31, 1999, 2000 and 2001, Capital Appreciation Fund paid the Administrator fees of $61, $19,956 and $24,982, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Twenty Fund paid the Administrator fees of $61, $19,948 and $24,985, respectively; and during the fiscal year ended December 31, 2001, Large Cap Growth Fund paid the Administrator fees of $25,031.

     The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by American Eagle Funds, Inc. on 60 days' written notice to the Administrator and by the Administrator on 90 days' written notice to American Eagle Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

     The principal address of the Administrator is 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207.

DISTRIBUTOR

     Pursuant to distribution agreements by and between the Funds' distributor, U.S. Growth Investments, Inc. (the "Distributor"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, and each of the Funds, the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell Fund shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, FUND ACCOUNTANT AND CUSTODIAN

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, an affiliate of the Fund's custodian, serves as the Fund's transfer agent and dividend disbursing agent. For the services rendered to each Fund, each Fund is obliged to pay the Fund's transfer agent and dividend disbursing agent, subject to an annual minimum fee of $10,000 per class, an annual fee of $16.00 per shareholder account.

     U.S. Bancorp Fund Services, LLC serves as each Fund's accountant. For the services rendered to each Fund, each Fund is obliged to pay the Fund's accountant an annual minimum fee of $30,000 for the first $100 million of the Fund's average daily net assets, .0125% of the next $200 million of the Fund's average daily net assets and .0075% of the Fund's average daily net assets in excess of $300 million.

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as the Funds' custodian. For the services rendered to each Fund, each Fund is obliged to pay the Fund's custodian, subject to an annual minimum fee of $3,000, an annual fee at an annual rate of .01% of the Fund's average daily net assets. In addition, the Funds may compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

                             SPECIAL PURCHASE PLANS

     AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a Fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest that amount in shares of the Fund. Further information is available from the Funds' transfer agent.


                          MONTHLY CASH WITHDRAWAL PLAN

     Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a "Withdrawal Plan" and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which the distributions relate. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. Each Fund or the Distributor may terminate or change the terms of a Withdrawal Plan at any time. A Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

     Since a Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether a Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Fund is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

     The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 2001, the net asset value of each Fund was calculated as follows:

CAPITAL APPRECIATION FUND

                 Net Assets ($11,998,839)
             ------------------------------  = Net Asset Value Per Share ($7.05)
             Shares Outstanding (1,702,703)

TWENTY FUND
                 Net Assets ($8,241,982)
             ------------------------------  = Net Asset Value Per Share ($7.17)
             Shares Outstanding (1,149,091)

LARGE-CAP GROWTH FUND

                 Net Assets ($10,787,276)
             ------------------------------  = Net Asset Value Per Share ($9.01)
             Shares Outstanding (1,197,137)

                         CALCULATION OF PERFORMANCE DATA

     For purposes of quoting and comparing the performance of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return," "cumulative total return," "average annual total return after taxes on distributions" or "average annual total return after taxes on distributions and redemptions." Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T)n = ERV

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return;
            n = number of years; and
          ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR = ( ERV - P ) - 100
                                  ---------
                                      P

     Where: CTR = Cumulative total return;
            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and
              P = initial payment of $1,000.

     This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The Funds may also quote after-tax total returns in advertisements. After-tax total returns show the Funds' annualized after-tax total returns for the time period specified. After-tax total returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling Fund shares at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are disregarded. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation.

     Average annual total return after taxes on distributions is calculated according to the following formula:

                                 P(1+T)n = ATVD

     Where:   P = a hypothetical initial payment of $1,000;
              T = average annual total return (after taxes on distributions); n = number of years; and
           ATVD = ending value at the end of the period of a hypothetical
                  $1,000 payment made at the beginning of such period, after taxes on fund distributions but not after taxes on redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Average annual total return after taxes on distributions and redemption is calculated according to the following formula:

                                 P(1+T)n = ATVDR

     Where:    P = a hypothetical initial payment of $1,000;
               T = average annual total return (after taxes on distributions and redemption);
               n = number of years; and
           ATVDR = ending value at the end of the period of a hypothetical
                   $1,000 payment made at the beginning of such period, after taxes on fund distributions and redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

     Past performance is not predictive of future performance. All advertisements containing performance data of any kind represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. After-tax returns reflect past tax effects and are not predictive of future tax effects. Actual after-tax returns depend on a shareholder's tax situation and may differ from those advertised by the Funds.

     Set forth below is selected performance information and comparative index information for each Fund.

                            CAPITAL APPRECIATION FUND

                                                              AVERAGE ANNUAL TOTAL
                                                                     RETURNS                     CUMULATIVE
                                                               (FOR PERIODS ENDED              TOTAL RETURN
                                                                DECEMBER 31, 2001)           (FOR PERIOD ENDED
                                                         -------------------------------    DECEMBER 31, 2001)
                                                                         SINCE INCEPTION      SINCE INCEPTION
                                                           ONE YEAR        (12/30/1999)         (12/30/1999)
                                                         ------------    ----------------   ------------------
   CAPITAL APPRECIATION FUND
    RETURN BEFORE TAXES .............................      (17.17)%          23.65%               52.97%
    RETURN AFTER TAXES ON DISTRIBUTIONS .............      (19.86)%          10.54%               22.22%
    RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF FUND SHARES .................................       (8.99)%          14.55%               31.27%
   RUSSELL 1000 GROWTH INDEX* .......................      (20.42)%         (21.34)%             (38.17)%
   LIPPER CAPITAL APPRECIATION FUND INDEX** .........      (15.92)%         (14.02)%             (26.10)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER CAPITAL APPRECIATION FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "CAPITAL APPRECIATION" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER CAPITAL APPRECIATION FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO ACCOUNT.

                                   TWENTY FUND

                                                              AVERAGE ANNUAL TOTAL
                                                                     RETURNS                     CUMULATIVE
                                                               (FOR PERIODS ENDED              TOTAL RETURN
                                                                DECEMBER 31, 2001)           (FOR PERIOD ENDED
                                                         -------------------------------    DECEMBER 31, 2001)
                                                                         SINCE INCEPTION      SINCE INCEPTION
                                                           ONE YEAR        (12/30/1999)         (12/30/1999)
                                                         ------------    ----------------   ------------------
   TWENTY FUND
    RETURN BEFORE TAXES .............................       (15.47)%          12.44%               26.50%
    RETURN AFTER TAXES ON DISTRIBUTIONS .............       (17.06)%           3.32%                6.75%
    RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF FUND SHARES .................................        (7.97)%           6.98%              (14.46)%
   RUSSELL 1000 GROWTH INDEX* .......................       (20.42)%         (21.34)%             (38.17)%
   LIPPER CAPITAL APPRECIATION FUND INDEX** .........       (15.92)%         (14.02)%             (26.10)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER CAPITAL APPRECIATION FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "CAPITAL APPRECIATION" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER CAPITAL APPRECIATION FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO ACCOUNT.

                              LARGE-CAP GROWTH FUND

                                                           AVERAGE ANNUAL TOTAL
                                                                  RETURNS                     CUMULATIVE
                                                            (FOR PERIODS ENDED              TOTAL RETURN
                                                             DECEMBER 31, 2001)           (FOR PERIOD ENDED
                                                      -------------------------------    DECEMBER 31, 2001)
                                                                      SINCE INCEPTION      SINCE INCEPTION
                                                        ONE YEAR         (12/29/00)           (12/29/00)
                                                      ------------    ----------------   ------------------
   LARGE CAP GROWTH FUND
    RETURN BEFORE TAXES .........................        (9.90)%           (9.82)%              (9.90)%
    RETURN AFTER TAXES ON DISTRIBUTIONS .........        (9.90)%           (9.85)%              (9.90)%
    RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF FUND SHARES .............................        (6.03)%           (7.88)%              (7.92)%
   RUSSELL 1000 GROWTH INDEX* ...................       (20.42)%          (20.33)%             (20.42)%
   LIPPER LARGE CAP GROWTH FUND INDEX** .........       (23.87)%          (23.76)%             (23.87)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

**THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO ACCOUNT.

     Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, such as mutual fund industry indexes or averages, including, but not limited to, those published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper, Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

     Lipper and Morningstar classify, calculate and publish the Lipper and Morningstar averages, respectively, which are unweighted averages of total return performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should a service reclassify a Fund to a different category or develop (and place a Fund into) a new category, each Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Funds may compare their performance or ranking against all funds tracked by an independent service, and may cite its ratings, recognition or other mention by such service or any other entity.

     Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. For any fund with at least a three-year performance history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The

Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating(TM) metrics.


                             DIRECTORS AND OFFICERS

     The Board of Directors of American Eagle Funds, Inc. is responsible for the overall management and operation of each Fund. The officers of American Eagle Funds, Inc. employed by the Investment Adviser are responsible for the day-to-day operations of the Funds under the Board's supervision. Directors and officers of American Eagle Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below.

                                                                                       NUMBER OF
                                                                                        FUNDS IN
                           POSITION(S)                                                    FUND           OTHER
                            HELD WITH      TERM OF OFFICE                                COMPLEX     DIRECTORSHIPS
                               FUND        AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
  NAME, ADDRESS AND AGE     COMPANY(1)     TIME SERVED(2)    DURING PAST FIVE YEARS     DIRECTOR      DIRECTOR(3)
------------------------- ------------- ------------------- ------------------------- ------------- ---------------
INTERESTED DIRECTORS AND OFFICERS:

James R. Jundt(4)(6)      Chairman      Chairman of the     Chairman of the                9              N/A
Suite 950                 of the        Board of            Board, Chief Executive
1550 Utica Avenue South   Board         American Eagle      Officer, Secretary and
Minneapolis MN 55416                    Funds, Inc. since   portfolio manager of
Age: 60                                 1999.               the Investment Adviser
                                                            since its inception in
                                                            1982; President of The
                                                            Jundt Growth Fund,
                                                            Inc. from 1991 to 1999
                                                            and Jundt Funds, Inc.
                                                            from 1995 to 1999;
                                                            Chairman of the Board
                                                            of the Distributor since
                                                            1995.

Marcus E. Jundt(5)(6)     President     President since     Vice Chairman and              9              N/A
Suite 950                 and           1999 and            portfolio manager of
1550 Utica Avenue South   Director      Director since      the Investment Adviser
Minneapolis MN 55416                    2000, of            since 1992; President of
Age: 36                                 American Eagle      the Distributor since
                                        Funds, Inc.         1997.

Jon C. Essen              Treasurer     Treasurer of        Chief Financial Officer       N/A             N/A
Suite 950                               American Eagle      of the Investment
1550 Utica Avenue South                 Funds, Inc., 1999   Adviser, 1998 to May
Minneapolis MN 55416                    to May 2002.        2002; Senior Financial
Age: 38                                                     Analyst, Norwest
                                                            Investment Services,
                                                            Inc., 1997 to 1998; Fund
                                                            Reporting and Control
                                                            Supervisor, Voyageur
                                                            Funds Inc., 1994 to
                                                            1997.

                                                                                            NUMBER OF
                                                                                             FUNDS IN
                              POSITION(S)                                                      FUND           OTHER
                               HELD WITH      TERM OF OFFICE                                  COMPLEX     DIRECTORSHIPS
                                  FUND        AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY      HELD BY
    NAME, ADDRESS AND AGE      COMPANY(1)     TIME SERVED(2)     DURING PAST FIVE YEARS      DIRECTOR      DIRECTOR(3)
---------------------------- ------------- ------------------- --------------------------- ------------- ---------------
Gerald M. Fitterer           Treasurer     Treasurer of        Chief Financial Officer of      N/A             N/A
Suite 950                                  American            the Investment Adviser since
1550 Utica Avenue South                    Eagle Funds,        May 2002; Vice President of
Minneapolis MN 55416                       Inc. since          Finance, Zamba Corporation
Age: 34                                    May 2002.           (systems integration
                                                               consulting), January 2002
                                                               to May 2002; Director of
                                                               Finance, Zamba Corporation,
                                                               February 2000 to December
                                                               2001; Regional Controller,
                                                               Renaissance Worldwide, Inc.
                                                               (IT consulting), May 1997
                                                               to February 2000.

James E. Nicholson           Secretary     Secretary of        Partner with the law            N/A             N/A
2200 Wells Fargo Center                    American Eagle      firm of Faegre &
90 S. Seventh Street                       Funds, Inc. since   Benson LLP,
Minneapolis MN 55402                       1999.               Minneapolis,
Age: 50                                                        Minnesota, which has
                                                               served as general
                                                               counsel to the
                                                               Investment Adviser,
                                                               American Eagle Funds,
                                                               Inc., The Jundt Growth
                                                               Fund, Inc., Jundt
                                                               Funds, Inc. and the
                                                               Distributor since their
                                                               inception.

INDEPENDENT DIRECTORS:

John E. Clute                Director      Director of         Professor of Law,                 9         Director of
1221 West Riverside Avenue                 American Eagle      Gonzaga University                          Hecla
Spokane WA 99201                           Funds, Inc. since   School of Law, since                        Mining
Age: 67                                    1999.               1991; Dean, Gonzaga                         Company
                                                               University School of
                                                               Law, from 1991 to
                                                               2001.

Floyd Hall                   Director      Director of         Retired investor;                 9         None
190 Upper Mountain Avenue                  American Eagle      Chairman, President
Montclair NJ 07042-1918                    Funds, Inc. since   and Chief Executive
Age: 63                                    1999.               Officer of K-Mart
                                                               Corporation from
                                                               1995 to 2001;
                                                               Chairman from
                                                               1989 to 1998 and
                                                               Chief Executive
                                                               Officer from 1989
                                                               to 1995 of The
                                                               Museum Company
                                                               and Alva Replicas.

Demetre M. Nicoloff          Director      Director of         Cardiac and thoracic              9         Director of
1492 Hunter Drive                          American Eagle      surgeon, Cardiac                            Applied
Wayzata MN 55391                           Funds, Inc. since   Surgical Associates,                        Biometrics,
Age: 68                                    1999.               P.A., Minneapolis                           Inc.
                                                               Minnesota.

                                                                                       NUMBER OF
                                                                                       FUNDS IN
                           POSITION(S)                                                   FUND            OTHER
                            HELD WITH    TERM OF OFFICE                                 COMPLEX     DIRECTORSHIPS
                              FUND        AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
 NAME, ADDRESS AND AGE     COMPANY(1)     TIME SERVED(2)    DURING PAST FIVE YEARS      DIRECTOR      DIRECTOR(3)
------------------------ ------------- ------------------- ------------------------- ------------- ---------------
Darrell R. Wells         Director      Director of         Chairman and                     9        Director of
Suite 310                              American Eagle      President, SMC                            Churchill
4350 Brownsboro Road                   Funds, Inc. since   Capital, Inc. (registered                 Downs Inc.
Louisville KY 40207                    1999.               investment adviser),                      and
Age: 59                                                    Louisville, Kentucky.                     Citizens
                                                                                                     Financial
                                                                                                     Inc.

Clark W. Jernigan        Director      Director of         Principal, Austin                9        None
1201 Verdant Way                       American Eagle      Ventures (venture
Austin TX 78746                        Funds, Inc. since   capital firm), Austin,
Age: 41                                1999.               Texas since October
                                                           2001; Director of
                                                           Engineering, Vice
                                                           President and General
                                                           Manager, Cirrus Logic,
                                                           Inc. (consumer
                                                           electronics solutions),
                                                           Austin, Texas from 1997
                                                           to 2001; Research
                                                           Associate Analyst,
                                                           Alex. Brown & sons
                                                           Incorporated, New York,
                                                           New York from 1996 to
                                                           1997.

-------------------------
(1) Each officer and director holds the same position(s) with The Jundt Growth Fund, Inc. and Jundt Funds, Inc., two other investment companies managed by the Investment Adviser.

(2) Officers of American Eagle Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act.

(3) Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities and Exchange Act, or any company registered as an investment company under the Investment Company Act.

(4) James R. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of American Eagle Funds, Inc. because of his position as Chairman of the Board, Chief Executive Officer and Secretary of the Investment Adviser and as Chairman of the Board of the Distributor. James R. Jundt is also deemed to be an interested person because he owns 100% of the stock of the Distributor.

(5) Marcus E. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of American Eagle Funds, Inc. because of his position as President of the Funds, as Vice Chairman of the Investment Adviser, and as President of the Distributor. Marcus E. Jundt is also deemed to be an interested person because he owns 95% of the stock of the Investment Adviser.

(6)  Marcus E. Jundt is the son of James R. Jundt.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

     There are currently four standing committees of the Board of Directors:
Audit Committee, Pricing Committee, Dividend Declaration Committee and Nominating Committee.

                                                                                              NUMBER OF
                                                                                          COMMITTEE MEETINGS
                                                                                           HELD DURING LAST
                         COMMITTEE FUNCTION                   COMMITTEE MEMBERS              FISCAL YEAR
                -----------------------------------   --------------------------------   -------------------
Audit           The function of the Audit             Darrell R. Wells (Chair)                    1
Committee       Committee is (i) to oversee the       John E. Clute
                Funds' accounting and financial       Demetre M. Nicoloff
                reporting policies and practices
                and matters relating to internal
                control, (ii) to oversee the
                quality and objectivity of the
                Funds' financial statements and
                the independent audits of those
                statements and (iii) to be a
                liaison between the
                independent auditors of the
                Funds and the full Board of
                Directors.

Pricing         The function of the Pricing           James R. Jundt (Chair)                      0
Committee       Committee is to value portfolio       Darrell R. Wells
                securities for which market           John E. Clute (Alternate)
                quotations are not readily            Floyd Hall (Alternate)
                available, pursuant to                Demetre M. Nicoloff (Alternate)
                procedures established by the         Clark W. Jernigan (Alternate)
                Board of Directors.

Dividend        The function of the Dividend          James R. Jundt (Chair)                      0
Declaration     Declaration Committee is to           Demetre M. Nicoloff
Committee       oversee the declaration of the        Floyd Hall
                Funds' dividends and
                distributions.

Nominating      The function of the Nominating        Demetre M. Nicoloff (Chair)                 0
Committee       Committee is to present names         John E. Clute
                for consideration for election of     Floyd Hall
                Board members in the event of         Darrell R. Wells
                a vacancy or expansion of the         Clark W. Jernigan
                Board of Directors. This
                Committee will consider
                nominees recommended to it
                for consideration by
                shareholders of the Funds.*

*Shareholders who wish to suggest qualified candidates should write to the Funds at: 1550 Utica Avenue South, Suite 950, Minneapolis, MN 55416, Attention:
 Chairman, Nominating Committee. All recommendations should state in detail the qualification of such persons for consideration by the Committee and should be accompanied by an indication of the person's willingness to serve.

FUND SHARES OWNED BY DIRECTORS

     The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in American Eagle Funds, Inc., and (ii) each director's aggregate beneficial ownership in American Eagle Funds, Inc. as well as The Jundt Growth Fund, Inc. and Jundt Funds, Inc., the two other investment companies in the Fund Complex managed by the Investment Adviser.

                                                           AGGREGATE DOLLAR RANGE OF
                                  DOLLAR RANGE OF EQUITY   EQUITY SECURITIES IN THE
                                     SECURITIES IN THE       FUND COMPANY AND FUND
     NAME OF DIRECTOR                  FUND COMPANY*          COMPLEX (9 FUNDS)*
     ----------------             ----------------------   -------------------------
     James R. Jundt ............      Over $100,000            Over $100,000
     Marcus E. Jundt ...........      Over $100,000            Over $100,000
     John E. Clute .............      None                     $50,001 - $100,000
     Floyd Hall ................      None                     Over $100,000
     Demetre M. Nicoloff .......      Over $100,000            Over $100,000
     Darrell R. Wells ..........      None                     $10,001 - $50,000
     Clark W. Jernigan .........      Over $100,000            Over $100,000

------------------
* The dollar range disclosed is based on the value of the securities as of March 31, 2002.

COMPENSATION

     Each of the directors of American Eagle Funds, Inc. is also a director of The Jundt Growth Fund, Inc. and Jundt Funds, Inc., other fund companies managed by the Investment Adviser. American Eagle Funds, Inc., The Jundt Growth Fund, Inc. and Jundt Funds, Inc., have each agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, American Eagle Funds, Inc. The Jundt Growth Fund, Inc. and Jundt Funds, Inc. have agreed to pay each director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each director for the expenses of attendance at meetings. Legal fees and expenses are also paid to Faegre & Benson LLP, the law firm of which James E. Nicholson, Secretary of American Eagle Funds, Inc., The Jundt Growth Fund, Inc. and Jundt Funds, Inc. is a partner. No compensation is paid by any of the foregoing fund companies to any of its officers or directors who are affiliated with the Investment Adviser.

     Director fees and expenses aggregated $19,744 for the fiscal year ended December 31, 2001. The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 2001:


                               COMPENSATION TABLE

                                                                                                        TOTAL COMPENSATION
                                           AGGREGATE                                                    FROM FUND COMPANY
                                         COMPENSATION     PENSION OR RETIREMENT        ESTIMATED         AND FUND COMPLEX
                                           FROM FUND       BENEFITS ACCRUED AS      ANNUAL BENEFITS     (9 FUNDS) PAID TO
NAME OF PERSON, POSITION                   COMPANY*       PART OF FUND EXPENSES     UPON RETIREMENT        DIRECTORS**
------------------------                --------------   -----------------------   -----------------   -------------------
James R. Jundt, Chairman
 of the Board .........................     $    0                  $0                     $0                $     0
Marcus E. Jundt, President
 and Director .........................     $    0                  $0                     $0                $     0
John E. Clute, Director ...............     $2,265                  $0                     $0                $21,000
Floyd Hall, Director ..................     $2,265                  $0                     $0                $21,000
Demetre M. Nicoloff, Director .........     $2,265                  $0                     $0                $21,000
Darrell R. Wells, Director ............     $2,265                  $0                     $0                $21,000
Clark W. Jernigan, Director ...........     $2,265                  $0                     $0                $21,000

------------------
 *Aggregate compensation paid to directors is for services on the board of American Eagle Funds, Inc.

**Total Compensation paid to directors for services on the board of American
  Eagle Funds, Inc. and the boards of The Jundt Growth Fund, Inc. and Jundt Funds, Inc., the two other investment companies in the Fund Complex managed by the Investment Adviser.

                              COUNSEL AND AUDITORS

     Faegre & Benson LLP, 2200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 2002.


                               GENERAL INFORMATION

     American Eagle Funds, Inc. was organized as a Minnesota corporation on November 3, 1999. Although American Eagle Funds, Inc. is registered with the Securities and Exchange Commission, the SEC does not supervise its management or investments.

     Shares of each Fund generally have the same voting, dividend, liquidation and other rights. Shares of all Funds generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting American Eagle Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of American Eagle Funds, Inc., each to represent a new mutual fund.

     Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence.

     Under Minnesota law, each director of a company, such as American Eagle Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of American Eagle Funds, Inc. limit the liability of its directors to the fullest extent permitted by the Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

     American Eagle Funds, Inc. is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of American Eagle Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Sell Your Fund Shares" in the Prospectus.

     The Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by a Fund.


                         PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 2002, the Directors and Officers of the American Eagle Funds, Inc. owned in the aggregate 53.73%, 65.61% and 40.02% of Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund's total outstanding shares, respectively.

     Except as set forth below, no person owned of record or, to the knowledge of American Eagle Funds, Inc., owned of record or beneficially more than 5% of any Fund's common shares as of March 31, 2002:


                            CAPITAL APPRECIATION FUND

                                              RECORD (R) OR
                                             BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                OWNERSHIP        OF CLASS
----------------                                ---------        --------

Marcus E. Jundt                                     B            24.54%
2200 Huntington Pt. Rd. W.
Wayzata, MN 55391-9741

James R. Jundt                                      B            13.73%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394
US Bank NA Cust.                                    R             6.80%

Richard R. Leonard IRA R/O
7223 Lanham Lane
Edina, MN 55439-1823

Mary Joann Jundt, Tr.                               B             5.99%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

                                   TWENTY FUND

                                              RECORD (R) OR
                                             BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                OWNERSHIP        OF CLASS
----------------                                ---------        --------

Marcus E. Jundt                                     B            31.06%
2200 Huntington Pt. Rd. W.
Wayzata, MN 55391-9741

James R. Jundt                                      B            16.23%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

David R. Cote                                       B             7.47%
1203 E. Rockwood Pines Rd.
Spokane, WA 99203-3323

Mary Joann Jundt, Tr.                               B             7.30%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

Gerald R. Gallagher                                 B             5.77%
4912 Merilane Avenue
Edina, MN 55436-1359

                              LARGE-CAP GROWTH FUND

                                              RECORD (R) OR
                                              BENEFICIAL (B)    PERCENTAGE
NAME AND ADDRESS                                OWNERSHIP        OF CLASS
----------------                                ---------        --------

Marcus E. Jundt                                     B            39.96%
2200 Huntington Pt. Rd. W.
Wayzata, MN 55391-9741

Corporation of Gonzaga University                   B            16.58%
ATTN: Rick Jones
502 E. Coone Avenue
Spokane, WA 99258-0069

Mary Joann Jundt, Tr.                               B             8.46%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

Mary Jane Hauser                                    B             6.32%
1540 Bohns Pt. Rd.
Wayzata, MN 55391-9309

US Bank NA Cust.                                    R             5.48%
Michael R. Mooney
17995 Turtle Pt.
Eden Prairie, MN 55347-3486

David R. Cote                                       B             5.22%
1203 E. Rockwood Pines Rd.
Spokane, WA 99203-3323

Michael Richard Mooney & Jodi Anne Mooney           B             5.16%
17995 Turtle Pt.
Eden Prairie, MN 55347-3486

                         FINANCIAL AND OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statement of American Eagle Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statement") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART C


                                OTHER INFORMATION

                                     PART C
                                OTHER INFORMATION

Item 23 -- Exhibits

                (a)(1)  Articles of Incorporation(1)

                (a)(2)  Series C Certificate of Designation

                (b)     Bylaws(2)

                (c)     Not applicable

                (d)(1) American Eagle Capital Appreciation Fund Investment Advisory Agreement(1)

                (d)(2)  American Eagle Twenty Fund Investment Advisory
                        Agreement(1)

                (d)(3) American Eagle Large-Cap Growth Fund Investment Advisory Agreement(2)

                (e)(1) American Eagle Capital Appreciation Fund Distribution Agreement(1)

                (e)(2)  American Eagle Twenty Fund Distribution Agreement(1)

                (e)(3) American Eagle Large-Cap Growth Fund Distribution Agreement(2)

                (f)     Not applicable

                (g)     Custody Agreement(2)

                (h)(1)  Transfer Agent Servicing Agreement(2)

                (h)(2)  Fund Administration Servicing Agreement(2)

                (h)(3)  Fund Accounting Servicing Agreement(2)

                (i)     Opinion and Consent of Faegre & Benson LLP(1)

                (j)     Consent of KPMG LLP

                (k)     Not applicable(2)

                (l)     Initial Capital Agreement(1)

                (m)     Not applicable

                (n)     Not applicable

                (o)     Code of Ethics (as amended)

                (p)     Power of Attorney(3)

        (1) Incorporated by reference to exhibits to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-91317) filed with the Commission on or about November 19, 1999.
        (2) Incorporated by reference to exhibits to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-91317) filed with the Commission on or about December 5, 2000.
        (3) Incorporated by reference to exhibit to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-91317) filed with the Commission on or about April 30, 2001.

Item 24 -- Persons Controlled by or Under Common Control with Registrant

         See the information set forth under the caption "Management of the Funds" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement).

Item 25 -- Indemnification

         The Articles of Incorporation (Exhibit (a)(1)-(2)) and Bylaws (Exhibit
(b)) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Statutes, Chapter 302A, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended), a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as a director.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26 -- Business and Other Connections of Investment Adviser

         Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Management of the Funds" in the accompanying Prospectus (Part A of this Registration Statement) and under the captions "Advisory, Administrative and

Distribution Agreements" and "Directors and Officers" in the accompanying Statement of Additional Information (Part B of this Registration Statement).

Item 27 -- Principal Underwriters

         (a) As set forth in the accompanying Prospectus and Statement of Additional Information, U.S. Growth Investments, Inc. ("U.S. Growth Investments") serves as the principal underwriter of the Registrant's shares of common stock. As of the date of this filing, U.S. Growth Investments also serves as a principal underwriter for Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund, each of which is a series of Jundt Funds, Inc., and for The Jundt Growth Fund, Inc.

         (b) The principal business address of U.S. Growth Investments, and of each director and officer of U.S. Growth Investments, is 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416. The names, positions and offices of the directors and senior officers of U.S. Growth Investments are set forth below.

Name                           Positions and Offices with Underwriter
----                           --------------------------------------
James R. Jundt                 Chairman of the Board
Marcus E. Jundt                President, Treasurer and Secretary

         (c) Not applicable.

Item 28 -- Location of Accounts and Records

         The custodian of the Registrant is U.S. Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The dividend disbursing agent, transfer agent and fund accounting agent of the Registrant is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207. Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416.

Item 29 -- Management Services

         Not applicable.

Item 30 -- Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.

                                        AMERICAN EAGLE FUNDS, INC.


                                        By     /s/ James R. Jundt
                                           -------------------------------------
                                               James R. Jundt
                                               Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name/Signature                      Title                               Date
--------------                      -----                               ----

   /s/ James R. Jundt               Chairman of the Board         April 30, 2002
----------------------------
James R. Jundt

Marcus E. Jundt*                    Director

John E. Clute*                      Director

Floyd Hall*                         Director

Demetre M. Nicoloff*                Director

Darrell R. Wells*                   Director

Clark W. Jernigan*                  Director

*By   /s/ James R. Jundt                                          April 30, 2002
    ------------------------
     James R. Jundt,
     Attorney-in-Fact

(Pursuant to Powers of Attorney filed as Exhibit (p) to Post-Effective Amendment No. 3 to the Registration Statement filed with the Commission on or about April 30, 2001.)

                                 EXHIBIT INDEX

NUMBER AND NAME OF EXHIBIT                                                  METHOD OF FILING
-----------------------------------------------------------------------     ----------------

(a)(1)   Articles of Incorporation.....................................             *
(a)(2)   Series C Certificate of Designation...........................   Filed Electronically
(b)      By-Laws.......................................................             *
(d)(1)   American Eagle Capital Appreciation Fund
         Investment Advisory Agreement.................................             *
(d)(2)   American Eagle Twenty Fund
         Investment Advisory Agreement.................................             *
(d)(3)   American Eagle Large-Cap Growth Fund
         Investment Advisory Agreement.................................             *
(e)(1)   American Eagle Capital Appreciation Fund Distribution Agreement            *
(e)(2)   American Eagle Twenty Fund Distribution Agreement.............             *
(e)(3)   American Eagle Large-Cap Growth Fund Distribution Agreement...             *
(f)      Not Applicable
(g)      Custody Agreement.............................................             *
(h)(1)   Transfer Agency and Service Agreement.........................             *
(h)(2)   Administration Servicing Agreement............................             *
(h)(3)   Fund Accounting Servicing Agreement...........................             *
(i)      Opinion and Consent of Faegre & Benson LLP....................             *
(j)      Consent of KPMG LLP...........................................   Filed Electronically
(k)      Not Applicable
(l)      Initial Capital Agreement.....................................             *
(m)      Not Applicable
(n)      Not Applicable
(o)      Code of Ethics (as amended)...................................   Filed Electronically
(p)      Power of Attorney.............................................             *

--------------------

* Previously filed and incorporated by reference as indicated in Part C of this Registration Statement.